Intangible Assets and Goodwill VDI Acquired Assets (Details) - Technology-Based Intangible Assets [Member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 14.4
Payments for Purchase of Other Assets	$ 4.2
Stock Issued During Period, Shares, Purchase of Assets | shares	1,089,867
Shares Issued, Price Per Share | $ / shares	$ 5.92
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	4 years
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 5.0
Business Combination, Contingent Consideration, Liability	$ 2.5